1801 California Street, Suite 5200 Denver, Colorado 80202

August 2, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Global Equity, Transamerica Intermediate Muni, Transamerica Large Cap Value, Transamerica Short-Term Bond, Transamerica Total Return and Transamerica Unconstrained Bond, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on July 2, 2019.

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.